Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Revenue
Product sales	$ 197,204	$ 400,000	$ 405,154	$ 937,080
Cost of product sales	59,830	247,184	108,070	415,550
Gross profit from product sales	137,374	152,816	297,084	521,530
Other Revenue
Retained royalties	2,389	19,781	7,037	24,733
Other income	13,673	14,204	39,206	31,677
Total other revenue	16,062	33,985	46,243	56,410
Operating expenses
Selling expenses	67,791	38,470	112,131	176,496
Personnel and consulting expenses	455,087	296,944	1,329,466	1,116,088
General and administrative expenses	362,208	432,528	1,012,369	943,554
Total operating expenses	885,086	767,942	2,453,966	2,236,138
Operating loss	(731,650)	(581,141)	(2,110,639)	(1,658,198)
Other expense
Interest expense	$ 300,361	574,840	$ 690,892	792,520
Interest expense - accelerated upon conversion of OID notes				35,109
Loss on settlement of note and warrant				132,301
Loss on conversion of notes		5,500	$ 2,588	48,788
Unrealized loss on derivative instruments	$ 30,791	67,631	41,694	79,351
Total other expense	331,152	647,971	735,174	1,088,069
Loss before income taxes	$ (1,062,802)	$ (1,229,112)	$ (2,845,813)	$ (2,746,267)
Provision (benefit) for income taxes
Net loss	$ (1,062,802)	$ (1,229,112)	$ (2,845,813)	$ (2,746,267)
Basic and diluted loss per share (in dollars per share)	$ (0.04)	$ (0.05)	$ (0.1)	$ (0.12)
Basic and diluted weighted average number of common shares outstanding: (in shares)	28,370,953	24,974,613	27,673,151	22,715,940